Provisions (Tables)	12 Months Ended
Dec. 31, 2021
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Details of Provisions
Details of provisions

	01/01/2020	Additions	Amounts used during the period	Reversals	OCI	12/31/2020

	$ in thousands

Pension	2,855	410	—	—	745	4,010
Loss on contract	272	—	(272)	—	—	—
Employee litigation and severance	639	229	(308)	(49)	49	560
Commercial litigation	2,832	329	(1,692)	(985)	86	571

Total	6,598	968	(2,272)	(1,034)	881	5,141

Non-current provisions	2,855	410	—	—	745	4,010
Current provisions	3,743	558	(2,272)	(1,034)	136	1,131

	01/01/2021	Additions	Amounts used during the period	Reversals	OCI	12/31/2021

	$ in thousands

Pension	4,010	628	—	—	(565)	4,073
Employee litigation and severance	560	172	(99)	(82)	(43)	508
Commercial litigation	571	261	(191)	(241)	(37)	363

Total	5,141	1,061	(290)	(324)	(645)	4,944

Non-current provisions	4,010	628	—	—	(565)	4,073
Current provisions	1,131	433	(290)	(324)	(79)	871

Schedule of Estimation of Retirement Indemnity to Employee	As part of the estimation of the retirement indemnity to employee based on the employer initiative, the following assumptions were used for all categories of employees:

	2019	2020	2021

% social security contributions	45.00%	45.00%	45.00%
Salary increases	3.50%	3.50%	3.50%
Discount rate	1.00%	0.68%	1.13%
Terms of retirement	Retirement based on the employer initiative
Retirement age	65 years old	65 years old	65 years old

Summary of Net Defined Benefit Liability and Components
The following table shows reconciliation from the opening balances to the closing balances
for net defined benefit liability and its components.

$ in thousands
As of January 1, 2019	(2,278)

Current service cost	(275)
Interest cost	(39)
Benefit paid	—
Actuarial gains and losses	(303)
Reclassification/CTA	40
As of December 31, 2019	(2,855)

Current service cost	(381)
Interest cost	(29)
Benefit paid	—
Actuarial gains and losses	(411)
Reclassification/CTA	(334)
As of December 31, 2020	(4,010)

Current service cost	(602)
Interest cost	(26)
Benefit paid
Actuarial gains and losses	231
Reclassification/CTA	334
As of December 31, 2021	(4,073)